TAX CREDITS (Tables)	12 Months Ended
Dec. 31, 2022
TAX CREDITS.
Schedule of current and non-current tax credits

	2022	2021
Current
ICMS (state VAT)	177,692	155,373
Social security financing	931,370	1,456,593
Financing of social integration program	189,565	226,477
IPI (federal VAT)	29,547	67,166
IVA (value-added tax)	15,886	126,281
Others	48,357	51,995
	1,392,417	2,083,885

Non-current
ICMS (state VAT)	118,475	85,512
Social security financing	321,432	238
Financing of social integration program and Others	71,640	38,850
	511,547	124,600
	1,903,964	2,208,485

Schedule of estimates of realization of non-current tax credits

	2022	2021
2023	—	64,426
2024	327,873	40,853
2025	164,897	11,660
2026	16,551	7,661
2027 on	2,226	—
	511,547	124,600